INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 216,287	$ 154,699	$ 158,409
Domestic [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	138,270	117,936	121,076
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 78,017	$ 36,763	$ 37,333